Prepayments and other non-current assets	12 Months Ended
Dec. 31, 2023
Prepayments and other non-current assets
Prepayments and other non-current assets

14.Prepayments and other non-current assets

	December 31,
	2022	2023
	RMB	RMB
Interest receivables	10,532	78,440
Prepayments to vendors and content providers	84,241	58,023
Refundable lease deposits	7,788	6,895
Others	8,313	762
Total	110,874	144,120